RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2016
RISK MANAGEMENT AND FINANCIAL INSTRUMENTS
Schedule of the consolidated statements of financial position location and carrying value of the Company's derivative instruments

June 30, 2016	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non- Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset	Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	86	3	8	97	(47)	50
Interest rate contracts	1	-	-	1	(1)	-
Commodity contracts	7	-	499	506	(95)	411
Other contracts	-	-	3	3	(1)	2

	94	3	510	607	(144)	463

Deferred amounts and other assets
Foreign exchange contracts	2	5	83	90	(80)	10
Commodity contracts	-	-	116	116	(21)	95

	2	5	199	206	(101)	105

Accounts payable and other
Foreign exchange contracts	-	(150)	(604)	(754)	47	(707)
Interest rate contracts	(759)	-	(187)	(946)	1	(945)
Commodity contracts	-	-	(477)	(477)	95	(382)
Other contracts	-	-	(1)	(1)	1	-

	(759)	(150)	(1,269)	(2,178)	144	(2,034)

Other long-term liabilities
Foreign exchange contracts	-	(138)	(1,992)	(2,130)	80	(2,050)
Interest rate contracts	(959)	-	(214)	(1,173)	-	(1,173)
Commodity contracts	(1)	-	(205)	(206)	21	(185)
Other contracts	(3)	-	(2)	(5)	-	(5)

	(963)	(138)	(2,413)	(3,514)	101	(3,413)

Total net derivative asset/(liability)
Foreign exchange contracts	88	(280)	(2,505)	(2,697)	-	(2,697)
Interest rate contracts	(1,717)	-	(401)	(2,118)	-	(2,118)
Commodity contracts	6	-	(67)	(61)	-	(61)
Other contracts	(3)	-	-	(3)	-	(3)

	(1,626)	(280)	(2,973)	(4,879)	-	(4,879)

December 31, 2015	Derivative Instruments Used as Cash Flow Hedges	Derivative Instruments Used as Net Investment Hedges	Non-Qualifying Derivative Instruments	Total Gross Derivative Instruments as Presented	Amounts Available for Offset		Total Net Derivative Instruments
(millions of Canadian dollars)
Accounts receivable and other
Foreign exchange contracts	6	2	2	10	(3)		7
Interest rate contracts	2	-	-	2	(2)		-
Commodity contracts	7	-	772	779	(211)		568
Other contracts	-	-	-	-	-		-

	15	2	774	791	(216)		575

Deferred amounts and other assets
Foreign exchange contracts	114	4	10	128	(127)		1
Interest rate contracts	18	-	-	18	(14)		4
Commodity contracts	7	-	220	227	(77)		150
Other contracts	-	-	-	-	-		-

	139	4	230	373	(218)		155

Accounts payable and other
Foreign exchange contracts	(1)	(106)	(765)	(872)	3		(869)
Interest rate contracts	(379)	-	(185)	(564)	2		(562)
Commodity contracts	-	-	(501)	(501)	194		(307)
Other contracts	(2)	-	(6)	(8)	-		(8)

	(382)	(106)	(1,457)	(1,945)	199		(1,746)

Other long-term liabilities
Foreign exchange contracts	-	(252)	(2,796)	(3,048)	127		(2,921)
Interest rate contracts	(405)	-	(224)	(629)	14		(615)
Commodity contracts	-	-	(260)	(260)	77		(183)
Other contracts	(8)	-	(5)	(13)	-		(13)

	(413)	(252)	(3,285)	(3,950)	218		(3,732)

Total net derivative asset/(liability)
Foreign exchange contracts	119	(352)	(3,549)	(3,782)	-		(3,782)
Interest rate contracts	(764)	-	(409)	(1,173)	-		(1,173)

Commodity contracts	14	-	231	245	(17	)1	228
Other contracts	(10)	-	(11)	(21)	-		(21)

	(641)	(352)	(3,738)	(4,731)	(17)		(4,748)

1	Amount available for offset includes $17 million of cash collateral.

Schedule of the maturity and notional principal or quantity outstanding related to the Company's derivative instruments

June 30, 2016	2016	2017	2018	2019	2020	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	473	413	2	2	2	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	2,134	3,395	2,756	2,943	2,722	787
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	26	77	6	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	-	89	25	144
Foreign exchange contracts - Japanese yen forwards - purchase (millions of yen)	-	-	-	32,662	-	-
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	4,207	7,343	4,352	1,497	149	394
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,183	3,282	1,906	763	-	-
Equity contracts (millions of Canadian dollars)	49	48	40	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(76)	(87)	(33)	(7)	(6)	(6)
Commodity contracts - crude oil (millions of barrels)	(1)	(19)	(9)	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	-	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	42	40	30	31	35	(35)

December 31, 2015	2016	2017	2018	2019	2020	Thereafter
Foreign exchange contracts - United States dollar forwards - purchase (millions of United States dollars)	172	413	2	2	2	-
Foreign exchange contracts - United States dollar forwards - sell (millions of United States dollars)	3,059	3,213	3,133	2,630	2,303	787
Foreign exchange contracts - GBP forwards - purchase (millions of GBP)	70	77	6	-	-	-
Foreign exchange contracts - GBP forwards - sell (millions of GBP)	-	-	-	89	25	144
Interest rate contracts - short-term borrowings (millions of Canadian dollars)	8,382	7,604	4,536	1,574	156	406
Interest rate contracts - long-term debt (millions of Canadian dollars)	4,291	3,371	1,960	773	-	-
Equity contracts (millions of Canadian dollars)	51	48	-	-	-	-
Commodity contracts - natural gas (billions of cubic feet)	(126)	(209)	(17)	2	1	-
Commodity contracts - crude oil (millions of barrels)	(6)	(17)	(9)	-	-	-
Commodity contracts - NGL (millions of barrels)	(5)	1	-	-	-	-
Commodity contracts - power (megawatt hours (MWH))	40	40	30	31	35	(35)

Schedule of effect of cash flow hedges and net investment hedges on the Company's consolidated earnings and consolidated comprehensive income, before the effect of income taxes

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
(millions of Canadian dollars)
Amount of unrealized gains/(loss) recognized in OCI
Cash flow hedges
Foreign exchange contracts	2	(15)	(33)	30
Interest rate contracts	(428)	392	(1,004)	(272)
Commodity contracts	(18)	(29)	(2)	(10)
Other contracts	6	(6)	37	(14)
Net investment hedges
Foreign exchange contracts	(12)	22	72	(101)

	(450)	364	(930)	(367)

Amount of (gains)/loss reclassified from AOCI to earnings (effective portion)
Foreign exchange contracts1	(1)	6	2	6
Interest rate contracts2	72	23	51	33
Commodity contracts3	2	(2)	(6)	(22)
Other contracts4	(4)	1	(30)	6

	69	28	17	23

Amount of (gains)/loss reclassified from AOCI to earnings (ineffective portion and amount excluded from effectiveness testing)
Interest rate contracts2	5	(12)	31	(35)
Commodity contracts3	-	-	-	5

	5	(12)	31	(30)

1	Reported within Transportation and other services revenues and Other income/(expense) in the Consolidated Statements of Earnings.
2	Reported within Interest expense in the Consolidated Statements of Earnings.
3	Reported within Transportation and other services revenues, Commodity sales revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.
4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of unrealized gains and losses associated with changes in the fair value of the Company's non-qualifying derivatives

	Three months ended June 30,		Six months ended June 30,
	2016	2015	2016	2015
(millions of Canadian dollars)
Foreign exchange contracts1	28	388	1,044	(905)
Interest rate contracts2	4	-	8	-
Commodity contracts3	(114)	(35)	(298)	(227)
Other contracts4	5	(1)	11	1

Total unrealized derivative fair value gain/(loss)	(77)	352	765	(1,131)

1

Reported within Transportation and other services revenues (2016 - $564 million gain; 2015 - $571 million loss) and Other income/(expense) (2016 - $480 million gain; 2015 - $334 million loss) in the Consolidated Statements of Earnings.

2	Reported as a decrease to Interest expense in the Consolidated Statements of Earnings.
3

Reported within Transportation and other services revenues (2016 - $2 million gain; 2015 - $5 million gain), Commodity sales (2016 - $302 million loss; 2015 - $357 million loss), Commodity costs (2016 - $6 million gain; 2015 - $118 million gain) and Operating and administrative expense (2016 - $4 million loss; 2015 - $7 million gain) in the Consolidated Statements of Earnings.

4	Reported within Operating and administrative expense in the Consolidated Statements of Earnings.

Schedule of group credit concentrations and maximum credit exposure, with respect to derivative instruments

	June 30, 2016	December 31, 2015
(millions of Canadian dollars)
Canadian financial institutions	40	47
United States financial institutions	281	450
European financial institutions	107	95
Asian financial institutions	10	4
Other1	356	213

	794	809

1	Other is comprised of commodity clearing house and physical natural gas and crude oil counterparties.

Schedule of derivative assets and liabilities measured at fair value

June 30, 2016	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	97	-	97
Interest rate contracts	-	1	-	1
Commodity contracts	3	119	384	506
Other contracts	-	3	-	3

	3	220	384	607

Long-term derivative assets
Foreign exchange contracts	-	90	-	90
Commodity contracts	-	88	28	116

	-	178	28	206

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(754)	-	(754)
Interest rate contracts	-	(946)	-	(946)
Commodity contracts	(3)	(78)	(396)	(477)
Other contracts	-	(1)	-	(1)

	(3)	(1,779)	(396)	(2,178)

Long-term derivative liabilities
Foreign exchange contracts	-	(2,130)	-	(2,130)
Interest rate contracts	-	(1,173)	-	(1,173)
Commodity contracts	-	(14)	(192)	(206)
Other contracts	-	(5)	-	(5)

	-	(3,322)	(192)	(3,514)

Total net financial asset/(liability)
Foreign exchange contracts	-	(2,697)	-	(2,697)
Interest rate contracts	-	(2,118)	-	(2,118)
Commodity contracts	-	115	(176)	(61)
Other contracts	-	(3)	-	(3)

	-	(4,703)	(176)	(4,879)

December 31, 2015	Level 1	Level 2	Level 3	Total Gross Derivative Instruments
(millions of Canadian dollars)
Financial assets
Current derivative assets
Foreign exchange contracts	-	10	-	10
Interest rate contracts	-	2	-	2
Commodity contracts	14	210	555	779
Other contracts	-	-	-	-

	14	222	555	791

Long-term derivative assets
Foreign exchange contracts	-	128	-	128
Interest rate contracts	-	18	-	18
Commodity contracts	-	121	106	227
Other contracts	-	-	-	-

	-	267	106	373

Financial liabilities
Current derivative liabilities
Foreign exchange contracts	-	(872)	-	(872)
Interest rate contracts	-	(564)	-	(564)
Commodity contracts	(3)	(130)	(368)	(501)
Other contracts	-	(8)	-	(8)

	(3)	(1,574)	(368)	(1,945)

Long-term derivative liabilities
Foreign exchange contracts	-	(3,048)	-	(3,048)
Interest rate contracts	-	(629)	-	(629)
Commodity contracts	-	(21)	(239)	(260)
Other contracts	-	(13)	-	(13)

	-	(3,711)	(239)	(3,950)

Total net financial asset/(liability)
Foreign exchange contracts	-	(3,782)	-	(3,782)
Interest rate contracts	-	(1,173)	-	(1,173)
Commodity contracts	11	180	54	245
Other contracts	-	(21)	-	(21)

	11	(4,796)	54	(4,731)

Schedule of significant unobservable inputs used in the fair value measurement of Level 3 derivative instruments

June 30, 2016	Fair Value	Unobservable Input	Minimum Price	Maximum Price	Weighted Average Price
(fair value in millions of Canadian dollars)
Commodity contracts - financial1
Natural gas	21	Forward gas price	3.41	4.91	4.10	$/mmbtu3
NGL	10	Forward NGL price	0.31	1.34	0.94	$/gallon
Power	(156)	Forward power price	27.25	76.42	53.36	$/MWH
Commodity contracts - physical1
Natural gas	(59)	Forward gas price	2.35	5.00	3.55	$/mmbtu3
Crude	(39)	Forward crude price	44.26	73.57	61.33	$/barrel
NGL	4	Forward NGL price	0.22	1.87	0.87	$/gallon
Commodity options2
Crude	21	Option volatility	27%	39%	31%
NGL	21	Option volatility	7%	91%	38%
Power	1	Option volatility	24%	42%	25%
	(176)
1	Financial and physical forward commodity contracts are valued using a market approach valuation technique.
2	Commodity options contracts are valued using an option model valuation technique.
3	One million British thermal units (mmbtu).

Schedule of changes in net fair value of derivative assets and liabilities classified as Level 3 in the fair value hierarchy

	Six months ended
	June 30,
	2016	2015
(millions of Canadian dollars)
Level 3 net derivative asset at beginning of period	54	149
Total loss
Included in earnings1	(96)	(49)
Included in OCI	(8)	(22)
Settlements	(126)	(152)

Level 3 net derivative liability at end of period	(176)	(74)

1	Reported within Transportation and other services revenues, Commodity costs and Operating and administrative expense in the Consolidated Statements of Earnings.